Loans and Royalty Obligations (Details) € in Thousands, $ in Thousands					1 Months Ended			12 Months Ended
	Jul. 31, 2022 EUR (€)	Jul. 20, 2020 USD ($) ₪ / shares shares	Jun. 14, 2020 shares	Mar. 09, 2014	Oct. 31, 2021 shares	Jul. 31, 2021 ₪ / shares shares	Jul. 20, 2020 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ₪ / shares
Loans and Royalty Obligations (Details) [Line Items]
Financing amount (in Euro) | €									€ 7,500
Period of drawing loans								6 years	6 years
Royalties to EIB rate								2.00%	2.00%
Additional payment percentage								100.00%	100.00%
Loan liability								6.84%	6.84%
Royalty liability percentage								15.52%	15.52%
Aggregate contribution percentage								100.00%	100.00%
Cumulative revenue period								12 months	12 months
Disbursement amount (in Euro) | €									€ 4,000
Cash and cash equivalents (in Euro) | €									€ 350
Received grants cummulative amount								$ 4,200
The ceiling of the royalties obligation								$ 3,300
Royalty ceiling increased								120.00%	120.00%
The amount received and no royalties will be paid								$ 800
Royalties liability								2,500
Cumulative amount								$ 700
Royalties percentage								3.00%	3.00%
Cumulative amount								$ 56
Obligated to pay royalities								3.00%	3.00%
Agreement period				10 years						5 years
The amount of grants received								$ 1,000
Annual royalties percentage								5.00%	5.00%
The amount of royalty obligation								$ 1,148
Royalties from gross sales								3.50%	3.50%
Total nominal accounts								$ 699
Cash paid		$ 1,520					$ 1,520	275
Deposits		$ 109					$ 109
Non-marketable share options | (in Shares) | shares			499,998		486,500		370,000
Ordinary shares exercised (in Shares) | shares		185,000				18,054
Ordinary shares (in New Shekels per share) | ₪ / shares		$ 0.02
The total value of warrants that the company issued to the bank								$ 494
Financial income											$ 900
Exercise price (in New Shekels per share) | ₪ / shares						₪ 0.6
Exercisable term								3 years	3 years
Fair value bank options										$ 213	1,263
Fair value adjustment								$ 197		$ 1,053	$ 730
Warrant [Member]
Loans and Royalty Obligations (Details) [Line Items]
Exercise price (in New Shekels per share) | ₪ / shares												₪ 30.7
First tranche [Member]
Loans and Royalty Obligations (Details) [Line Items]
Financing agreement amount (in Euro) | €	€ 4,000
Annual interest rate								5.00%	5.00%
Second tranche [Member]
Loans and Royalty Obligations (Details) [Line Items]
Financing agreement amount (in Euro) | €	€ 3,500
Annual interest rate								3.00%	3.00%
NYPA Project [Member]
Loans and Royalty Obligations (Details) [Line Items]
Agreement period								10 years	10 years
Israel Innovation Authority [Member]
Loans and Royalty Obligations (Details) [Line Items]
The amount that have been received								$ 3,300
Royalties percentage								5.00%	5.00%
Minimum [Member]
Loans and Royalty Obligations (Details) [Line Items]
Royalties rate								3.00%	3.00%
Royalties rate								5.00%	5.00%
Maximum [Member]
Loans and Royalty Obligations (Details) [Line Items]
Royalties rate								5.00%	5.00%
Maximum refund of the total amount of the grant								150.00%	150.00%